COMMON STOCK (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
SCHEDULE OF FAIR VALUE OF WARRANTS USING BLACK-SCHOLES PRICING MODEL

	December 31,
	2024		2023
	Unmodified Warrants	Modified Warrants
Dividend yield	-%	-%	-%
Volatility	111.3%	103.6%	105.1%
Risk-free interest rate	4.22%	4.28%	3.93%
Expected lives (years)	2.64	4.07	3.64
Weighted average fair value	$0.101	$0.162	$2.064

SCHEDULE OF WARRANTS OUTSTANDING

Warrants outstanding as of December 31, 2024 and 2023 were as follows:

				Number of Warrants Outstanding and Common Stock Underlying Warrants
			Exercise Price	December 31,
	Issuance Date	Expiration Date	per Share	2024	2023
Unmodified August 2022 Warrants(1)	August 25, 2022	August 25, 2027	$13.20	433,321	799,985
Modified August 2022 Warrants(1)	August 25, 2022	August 25, 2027	$4.13	55,553	-
January 2024 Purchase Warrants(2)	January 26, 2024	July 26, 2029	$4.13	171,000	-
July 2024 Purchase Warrants(2)	July 9, 2024	July 9, 2027	$2.25	1,248,527	-
August 2024 Purchase Warrants(2)	August 1, 2024	August 1, 2029	$1.36	2,566,667	-
				4,475,068	799,985

(1)	Liability classified
(2)	Equity classified